UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-05324

ELFUN DIVERSIFIED FUND

(Exact name of registrant as specified in charter)

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 06/30/10

Item 1.	Schedule of Investments

Elfun Diversified Fund

Schedule of Investments (dollars in thousands)—June 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Domestic Equity—31.9% †	Number of Shares	Value
Aerospace & Defense—0.7%
Alliant Techsystems Inc.	4,437	$275	(a)
Hexcel Corp.	25,847	401	(a)
Honeywell International Inc.	13,761	537
ITT Corp.	3,382	152
Rockwell Collins Inc.	1,953	104
		1,469

Air Freight & Logistics—0.0%*
UTi Worldwide Inc.	6,160	76

Beverages—1.0%
Coca-Cola Enterprises Inc.	10,383	268
Molson Coors Brewing Co.	2,404	102
PepsiCo Inc.	26,640	1,623
		1,993

Biotechnology—1.6%
Alexion Pharmaceuticals Inc.	3,421	175	(a)
Amgen Inc.	29,130	1,532	(a)
Gilead Sciences Inc.	28,642	981	(a)
Human Genome Sciences Inc.	6,597	149	(a)
Incyte Corp Ltd.	8,551	95	(a)
Vertex Pharmaceuticals Inc.	6,897	227	(a)
		3,159

Capital Markets—1.7%
Affiliated Managers Group Inc.	5,165	314	(a)
Ameriprise Financial Inc.	7,287	263
Invesco Ltd.	18,407	310
Morgan Stanley	5,716	133
State Street Corp.	30,056	1,017	(e)
The Bank of New York Mellon Corp.	12,747	315
The Goldman Sachs Group Inc.	8,318	1,092
		3,444

Chemicals—0.8%
Intrepid Potash Inc.	7,766	152	(a)
Monsanto Co.	12,538	579
Praxair Inc.	11,405	866
		1,597

Commercial Banks—0.3%
Regions Financial Corp.	33,435	220
SunTrust Banks Inc.	5,314	124
US Bancorp	7,153	160
Wells Fargo & Co.	5,046	129
Zions Bancorporation	3,648	79
		712

Commercial Services & Supplies—0.5%
Corrections Corporation of America	33,736	644	(a)
Iron Mountain Inc.	13,976	314
Stericycle Inc.	2,077	136	(a)
		1,094

Communications Equipment—1.3%
Cisco Systems Inc.	57,814	1,232	(a)
Juniper Networks Inc.	12,022	274	(a)
QUALCOMM Inc.	33,949	1,115
		2,621

Computers & Peripherals—0.7%
Apple Inc.	2,650	667	(a)
Hewlett-Packard Co.	10,600	459
Synaptics Inc.	12,523	344	(a)
		1,470

Diversified Financial Services—1.3%
Bank of America Corp.	50,454	725
CBOE Holdings Inc.	6,306	205	(a)
CME Group Inc.	3,463	975
JPMorgan Chase & Co.	16,530	605
MSCI Inc.	5,321	146	(a)
		2,656

Diversified Telecommunication Services—0.2%
AT&T Inc.	13,331	322
Verizon Communications Inc.	5,857	164
		486

Electric Utilities—0.7%
Edison International	7,806	248
Entergy Corp.	2,795	200
ITC Holdings Corp.	10,271	543
NextEra Energy Inc	1,863	91
Northeast Utilities	17,246	439
		1,521

Electronic Equipment, Instruments & Components—0.1%
Cogent Inc.	16,120	145	(a)
Corning Inc.	8,458	137
		282

Energy Equipment & Services—1.1%
Dresser-Rand Group Inc.	7,986	252	(a)
Halliburton Co.	3,260	80
Nabors Industries Ltd.	7,329	129	(a)
National Oilwell Varco Inc.	1,823	60
Noble Corp.	6,230	193
Schlumberger Ltd.	21,827	1,208
Weatherford International Ltd.	16,767	220	(a)
		2,142

Food & Staples Retailing—0.1%
Safeway Inc.	5,199	102
Sysco Corp.	5,030	144
		246

Food Products—0.7%
Archer-Daniels-Midland Co.	9,134	236
Kraft Foods Inc.	16,356	458
McCormick & Company Inc.	11,023	419
Mead Johnson Nutrition Co.	4,316	216
		1,329

Gas Utilities—0.1%
EQT Corp.	3,543	128

Healthcare Equipment & Supplies—1.3%
Baxter International Inc.	6,956	283
Becton Dickinson and Co.	3,120	211
Covidien PLC	16,047	644
Gen-Probe Inc.	4,268	194	(a)
Hologic Inc.	9,442	132	(a)
Masimo Corp.	13,858	330
Medtronic Inc.	9,576	347
ResMed Inc.	8,980	546	(a)
		2,687

Healthcare Providers & Services—0.9%
Cardinal Health Inc.	5,595	188
Catalyst Health Solutions Inc.	8,153	281	(a)
Express Scripts Inc.	20,830	979	(a)
McKesson Corp.	1,566	105
Omnicare Inc.	7,798	185
		1,738

Healthcare Technology—0.1%
MedAssets Inc.	5,620	130	(a)

Hotels, Restaurants & Leisure—0.3%
Carnival Corp.	10,238	310
Marriott International Inc.	2,461	74
Penn National Gaming Inc.	9,930	229	(a)
		613

Household Durables—0.1%
MDC Holdings Inc.	3,909	105

Household Products—0.5%
Clorox Co.	5,914	368
The Procter & Gamble Co.	12,021	721
		1,089

Independent Power Producers & Energy Traders—0.0%*
Calpine Corp.	5,847	74	(a)

Industrial Conglomerates—0.1%
McDermott International Inc.	8,747	189	(a)

Insurance—1.2%
ACE Ltd.	13,797	710
Aflac Inc.	8,199	350
AON Corp.	3,643	135
HCC Insurance Holdings Inc.	20,497	508
PartnerRe Ltd.	1,820	128
Principal Financial Group Inc.	8,577	201
Prudential Financial Inc.	6,501	349
		2,381

Internet Software & Services—0.5%
Equinix Inc.	2,188	178	(a)
Google Inc.	1,242	553	(a)
MercadoLibre Inc.	4,861	255	(a)
		986

IT Services—1.2%
Cognizant Technology Solutions Corp.	4,556	228	(a)
International Business Machines Corp.	6,047	747
The Western Union Co.	49,091	732
Visa Inc.	10,248	725
		2,432

Life Sciences Tools & Services—0.9%
Covance Inc.	6,351	326	(a)
Illumina Inc.	7,542	328	(a)
Life Technologies Corp.	5,640	266	(a)
Mettler-Toledo International Inc.	2,711	303	(a)
Thermo Fisher Scientific Inc.	10,637	522	(a)
		1,745

Machinery—0.5%
Cummins Inc.	2,810	183
Deere & Co.	5,074	283
Eaton Corp.	3,108	203
Harsco Corp.	11,445	269
		938

Media—1.7%
DIRECTV	19,643	667	(a)
Discovery Communications Inc.	429	15	(a)
Discovery Communications Inc.	4,226	131	(a)
Liberty Global Inc.	18,389	478	(a)
News Corp.	7,140	85
Omnicom Group Inc.	29,046	996
Regal Entertainment Group	18,994	248
The Walt Disney Co.	9,751	307
Time Warner Inc.	19,803	572
		3,499

Metals & Mining—0.5%
Allegheny Technologies Inc.	15,593	689
Freeport-McMoRan Copper & Gold Inc.	2,475	146
Steel Dynamics Inc.	12,460	164
		999

Multiline Retail—0.4%
Dollar General Corp.	8,443	233	(a)
Kohl’s Corp.	2,143	102	(a)
Target Corp.	9,079	446
		781

Multi-Utilities—0.2%
Dominion Resources Inc.	9,104	353

Oil, Gas & Consumable Fuels—1.7%
Apache Corp.	5,380	453
Chesapeake Energy Corp.	2,925	61
Chevron Corp.	6,891	468
Devon Energy Corp.	4,098	250
El Paso Corp.	11,641	129
Exxon Mobil Corp.	16,467	940	(h)
Marathon Oil Corp.	11,706	364
Occidental Petroleum Corp.	2,564	198
Peabody Energy Corp.	4,147	162
Petrohawk Energy Corp.	9,284	158	(a)
Pioneer Natural Resources Co.	3,665	218
Southwestern Energy Co.	3,478	134	(a)
		3,535

Paper & Forest Products—0.0%*
Weyerhaeuser Co.	2,275	80

Personal Products—0.2%
Alberto-Culver Co.	5,647	153
Avon Products Inc.	5,829	154
		307

Pharmaceuticals—0.6%
Abbott Laboratories	1,627	76
Bristol-Myers Squibb Co.	13,472	336
Johnson & Johnson	9,396	555
Pfizer Inc.	16,271	232
		1,199

Professional Services—0.1%
IHS Inc.	5,080	297	(a)

Real Estate Investment Trusts (REIT’s)—0.2%
Douglas Emmett Inc.	12,284	175
SL Green Realty Corp.	2,565	141
		316

Real Estate Management & Development—0.3%
CB Richard Ellis Group Inc.	44,416	605	(a,h)

Road & Rail—0.1%
Union Pacific Corp.	4,159	289

Semiconductors & Semiconductor Equipment—0.9%
Hittite Microwave Corp.	7,054	316	(a)
Intel Corp.	38,126	742
KLA-Tencor Corp.	4,227	118
Marvell Technology Group Ltd.	21,793	343	(a)
Microchip Technology Inc.	3,615	100
NVIDIA Corp.	2,598	27	(a)
Texas Instruments Inc.	10,731	250
		1,896

Software—1.8%
Activision Blizzard Inc.	29,652	311
ArcSight Inc.	7,582	170	(a)
Blackboard Inc.	5,558	207	(a)
Citrix Systems Inc.	6,382	269	(a)
Microsoft Corp.	68,496	1,576
Oracle Corp.	16,979	364
Rovi Corp.	21,233	805	(a)
		3,702

Specialty Retail—1.0%
Bed Bath & Beyond Inc.	13,430	499	(a)
Lowe’s Companies Inc.	46,468	949
O’Reilly Automotive Inc.	7,820	372	(a)
Urban Outfitters Inc.	4,314	148	(a)
		1,968

Textiles, Apparel & Luxury Goods—0.2%
Coach Inc.	8,989	329

Thrifts & Mortgage Finance—0.1%
People’s United Financial Inc.	20,181	272

Tobacco—0.2%
Altria Group Inc.	1,953	39
Philip Morris International Inc.	6,821	313
		352

Trading Companies & Distributors—0.1%
MSC Industrial Direct Co.	2,810	142

Water Utilities—0.1%
American Water Works Company Inc.	11,820	243

Wireless Telecommunication Services—1.0%
American Tower Corp.	12,000	534	(a)
NII Holdings Inc.	39,660	1,290	(a)
Syniverse Holdings Inc.	10,908	223	(a)
		2,047

Total Domestic Equity		64,743
(Cost $67,846)

Foreign Equity—25.2%

Common Stock—24.6%

Aerospace & Defense—0.5%
CAE Inc.	39,821	346
European Aeronautic Defence and Space Company N.V.	19,924	407
Safran S.A.	6,891	193
		946

Automobiles—0.7%
Daimler AG	8,367	424
Maruti Suzuki India Ltd.	2,126	65
Suzuki Motor Corp.	29,466	578
Toyota Motor Corp.	7,630	262
		1,329

Beverages—0.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,951	46
Diageo PLC	5,371	84
Heineken N.V.	4,065	173
		303

Building Products—0.1%
Daikin Industries Ltd.	5,000	152

Capital Markets—0.8%
Credit Suisse Group AG (Regd.)	12,315	463
Egyptian Financial Group-Hermes Holding	20,874	106	(a)
Mirae Asset Securities Company Ltd.	1,576	69
Nomura Holdings Inc.	148,455	810
Yuanta Financial Holding Company Ltd.	192,695	103
		1,551

Chemicals—1.4%
Linde AG	6,562	691
Potash Corp of Saskatchewan Inc.	2,404	207
Potash Corporation of Saskatchewan Inc.	7,777	671
Sinofert Holdings Ltd.	219,349	86
Sociedad Quimica y Minera de Chile S.A. ADR	6,894	225
SODIFF Advanced Materials Company Ltd.	915	88	(a)
Syngenta AG	1,749	404
Taiwan Fertilizer Company Ltd.	46,998	123
Taiyo Nippon Sanso Corp.	32,996	262
		2,757

Commercial Banks—3.1%
Akbank TAS	22,919	110	(a)
Axis Bank Ltd.	4,139	109	(a)
Banco Santander Brasil S.A.	49,900	513
Banco Santander S.A.	70,970	745
BNP Paribas	13,038	703
China Merchants Bank Company Ltd.	37,072	89
Credit Agricole S.A.	16,781	174
Grupo Financiero Banorte SAB de C.V.	18,884	72
Halyk Savings Bank of Kazakhstan JSC	5,050	40	(a)
HSBC Holdings PLC	107,536	984

Industrial & Commercial Bank of China	160,199	117
Kasikornbank PCL	32,198	94
Kazkommertsbank	5,613	28	(a)
KB Financial Group Inc.	8,006	307
Korea Exchange Bank	5,660	58
Lloyds Banking Group PLC	629,563	498
Metropolitan Bank & Trust	73,500	97
Mitsubishi UFJ Financial Group Inc.	115,238	523
Raiffeisen International Bank Holding AG	823	31	(a)
Siam Commercial Bank PCL	1,080	3
Standard Bank Group Ltd.	6,072	81
Sumitomo Mitsui Financial Group Inc.	5,184	147
The Bank of Yokohama Ltd.	77,603	355
UniCredit S.p.A.	235,445	522
		6,400

Commercial Services & Supplies—0.3%
Brambles Ltd.	51,355	235
G4S PLC	69,687	277
G4S PLC	31,708	126
		638

Communications Equipment—0.9%
HTC Corp.	8,367	111
Nokia Oyj	15,992	131
Research In Motion Ltd.	15,658	771	(a)
Research In Motion Ltd.	8,281	408	(a)
Telefonaktiebolaget LM Ericsson	31,193	347
ZTE Corp.	15,579	47
		1,815

Computers & Peripherals—0.0%*
Asustek Computer Inc.	81	1
Pegatron Corp.**	218	—	(a)
		1

Construction & Engineering—0.5%
China State Construction International Holdings Ltd.	133,794	41
Doosan Heavy Industries and Construction Company Ltd.	2,221	136
Empresas ICA SAB de C.V.	28,783	68	(a)
Hyundai Development Co.	1,642	37
Larsen & Toubro Ltd.	9,132	354
Murray & Roberts Holdings Ltd.	16,036	81
Vinci S.A.	6,395	266
		983

Construction Materials—0.2%
CRH PLC	16,323	337

Diversified Consumer Services—0.0%*
MegaStudy Company Ltd.	409	54

Diversified Financial Services—0.3%
Deutsche Boerse AG	10,550	642

Diversified Telecommunication Services—0.2%
Telefonica S.A.	13,586	252
Telekomunikasi Indonesia Tbk PT	60,201	51
		303

Electric Utilities—0.1%
Iberdrola S.A.	32,997	186

Electrical Equipment—0.3%
ABB Ltd. ADR	6,229	108
Schneider Electric S.A.	5,233	529
Zhuzhou CSR Times Electric Company Ltd.	32,622	69
		706

Electronic Equipment, Instruments & Components—0.4%
Byd Company Ltd.	11,000	81
China Security & Surveillance Technology Inc.	4,592	21	(a)
Delta Electronics Inc.	150,296	480
Hon Hai Precision Industry Company Ltd.	44,742	157
Samsung SDI Company Ltd.	380	53	(a)
Wasion Group Holdings Ltd.	67,228	42	(a)
		834

Food & Staples Retailing—0.6%
Alliance Global Group Inc.	378,765	43	(a)
Koninklijke Ahold N.V.	22,654	281
Metro AG	6,949	355
Tesco PLC	98,593	557
X5 Retail Group N.V. GDR	2,369	80	(a)
		1,316

Food Products—1.0%
American Dairy Inc.	2,708	43	(a)
China Agri-Industries Holdings Ltd.	49,743	58
Cosan SA Industria e Comercio	8,399	105	(a)
Danone	3,970	213
Global Bio-Chem Technology Group Company Ltd.	103,043	14
IOI Corporation Bhd	6,622	10
Nestle S.A.	26,565	1,280
Nestle S.A. ADR	2,605	126
Unilever N.V.	5,177	142
		1,991

Healthcare Equipment & Supplies—0.4%
Cie Generale d’Optique Essilor International S.A.	13,137	782

Healthcare Providers & Services—0.1%
Fleury S.A.	7,477	83	(a)
Life Healthcare Group Holdings Ltd.	27,233	48	(a)
Sinopharm Group Co.	10,000	36	(a)
		167

Household Durables—0.1%
LG Electronics Inc.	1,280	97
Techtronic Industries Co.	56,500	44
		141

Household Products—0.6%
Reckitt Benckiser Group PLC	16,658	776
Unicharm Corp.	4,600	518
		1,294

Independent Power Producers & Energy Traders—0.0%*
China WindPower Group Ltd.	429,982	42	(a)

Industrial Conglomerates—1.0%
Chongqing Machinery & Electric Company Ltd.	262,625	63
Koninklijke Philips Electronics N.V.	25,143	752
MAX India Ltd.	10,805	35	(a)
Siemens AG	11,384	1,020
Siemens AG ADR	975	87
		1,957

Insurance—1.1%
AXA S.A.	24,817	380
China Life Insurance Company Ltd.	25,091	110
Prudential PLC	91,790	693
Samsung Fire & Marine Insurance Company Ltd.	430	68	(a)
Sony Financial Holdings Inc.	154	513
Tong Yang Life Insurance	7,620	79
Zurich Financial Services AG	1,728	381
		2,224

Internet Software & Services—0.5%
Baidu Inc. ADR	13,570	923	(a)
Tencent Holdings Ltd.	1,200	20
		943

IT Services—0.3%
Cap Gemini S.A.	9,190	405
HCL Technologies Ltd.	9,500	74
Infosys Technologies Ltd.	1,305	78	(a)
Telvent GIT S.A.	5,195	87
		644

Machinery—0.3%
China South Locomotive and Rolling Stock Corp.	473,844	323
Fanuc Ltd.	1,800	203
Mitsubishi Heavy Industries Ltd.	54,000	186
		712

Marine—0.2%
AP Moller—Maersk A/S	52	410

Media—0.2%
Grupo Televisa S.A. ADR	3,558	62
Vivendi S.A.	12,759	260
Zee Entertainment Enterprises Ltd.	7,526	50
		372

Metals & Mining—1.7%
Anglo American PLC	1,137	40	(a)
Antofagasta PLC	7,661	89
Barrick Gold Corp.	3,902	177
BHP Billiton PLC	29,583	768
China Molybdenum Company Ltd.	54,916	31
Harmony Gold Mining Company Ltd. ADR	8,559	90
Hidili Industry International Development Ltd.	39,923	29	(a)
Impala Platinum Holdings Ltd.	2,402	56
Kinross Gold Corp.	7,382	126
Maanshan Iron & Steel	95,605	42
New World Resources N.V.	10,286	106
POSCO	230	87
Rio Tinto PLC	14,766	649
Sumitomo Metal Industries Ltd.	288,957	653
Tata Steel Ltd.	4,144	43
ThyssenKrupp AG	7,458	184
Vale S.A. ADR	16,008	336
		3,506

Multi-Utilities—0.4%
National Grid PLC	86,973	636
Veolia Environnement	8,090	190
		826

Oil, Gas & Consumable Fuels—2.0%
Afren PLC	68,269	86	(a)
BG Group PLC	33,393	497
CNOOC Ltd.	38,000	64
ENI S.p.A.	19,156	352
Gazprom OAO ADR	10,468	197
Lukoil OAO ADR	3,510	181
Paladin Energy Ltd.	71,436	213	(a)
PetroChina Company Ltd.	58,000	64
Petroleo Brasileiro S.A. ADR	15,671	467
Reliance Industries Ltd.	1,788	42	(a)
Reliance Industries Ltd. GDR	2,032	95	(b)
Royal Dutch Shell PLC	16,673	421
Suncor Energy Inc.	18,403	542
Suncor Energy Inc.	10,701	315
Total S.A.	13,150	588
		4,124

Pharmaceuticals—0.9%
Bayer AG	9,344	523
Novartis AG	9,130	442
Roche Holding AG	6,375	877
		1,842

Professional Services—0.2%
Experian PLC	7,288	63
The Capita Group PLC	35,671	394
		457

Real Estate Management & Development—0.2%
Franshion Properties China Ltd.	26,180	7
Glorious Property Holdings Ltd. (REIT)	192,000	55
Mitsubishi Estate Company Ltd.	25,982	361
Unitech Ltd.	47,237	75
		498

Semiconductors & Semiconductor Equipment—1.0%
ASM Pacific Technology Ltd.	4,244	33
Samsung Electronics Company Ltd.	1,440	903
Taiwan Semiconductor Manufacturing Company Ltd.	455,779	852
Taiwan Semiconductor Manufacturing Company Ltd. ADR	26,269	257
		2,045

Software—0.3%
Autonomy Corporation PLC	10,949	299	(a)
SAP AG	7,231	322
Shanda Interactive Entertainment Ltd. ADR	1,415	56	(a)
		677

Specialty Retail—0.3%
Esprit Holdings Ltd.	56,647	305
Hennes & Mauritz AB	1,490	41
Yamada Denki Company Ltd.	5,018	328
		674

Textiles, Apparel & Luxury Goods—0.2%
Adidas AG	7,939	385
Ports Design Ltd.	27,999	71
		456

Trading Companies & Distributors—0.2%
Mitsubishi Corp.	16,000	331

Transportation Infrastructure—0.0%*
Dalian Port PDA Company Ltd.	84,380	36

Wireless Telecommunication Services—0.8%
America Movil SAB de C.V. ADR	4,083	194
China Mobile Ltd.	21,599	214
Mobile Telesystems OJSC ADR	19,694	377
MTN Group Ltd.	37,413	491
Vodafone Group PLC	170,917	353
		1,629

Total Common Stock		50,033
(Cost $55,928)

Preferred Stock—0.6%

Automobiles—0.2%
Volkswagen AG	4,698	413

Banking—0.0%*
Citigroup Capital XII	2,875	72	(i)

Commercial Banks—0.1%
Itau Unibanco Holding S.A.	9,292	168	(a)

Electric Utilities—0.0%*
Cia Energetica de Minas Gerais	3,053	44	(a)

Healthcare Equipment & Supplies—0.1%
Fresenius SE	3,197	212

Media—0.0%*
NET Servicos de Comunicacao S.A.	6,177	58	(a)

Metals & Mining—0.1%
Usinas Siderurgicas de Minas Gerais S.A.	1,974	53
Vale S.A.	10,087	212	(a)
		265

Oil, Gas & Consumable Fuels—0.1%
Petroleo Brasileiro S.A.	5,231	78

Total Preferred Stock		1,310
(Cost $1,283)

Rights—0.0%*

Food Products—0.0%*
Global Bio-Chem Technology Group Company Ltd.	41,217	2	(a)

Electric Utilities—0.0%*
Iberdrola S.A.	34,149	7	(a)

Total Rights		9
(cost $8)

Total Foreign Equity		51,352
(Cost $57,219)

		Principal Amount	Value
Bonds and Notes—28.6%

U.S. Treasuries—4.5%
U.S. Treasury Bonds
4.38%	11/15/39	$222	$240
4.50%	08/15/39	184	203
4.63%	02/15/40	2,183	2,454
U.S. Treasury Notes
0.59%	04/30/12	771	777	(d)
2.50%	04/30/15	931	965
3.63%	02/15/20	4,203	4,441	(h)
4.50%	11/15/10	13	13
			9,093

Agency Mortgage Backed—6.8%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	26	27	(h)
5.00%	07/01/35	81	87	(h)
5.50%	05/01/20 - 04/01/39	364	392	(h)
6.00%	04/01/17 - 11/01/37	643	700	(h)
6.50%	11/01/28 - 07/01/29	18	20	(h)
7.00%	10/01/16 - 08/01/36	63	70	(h)
7.50%	09/01/12 - 09/01/33	18	21	(h)
8.00%	07/01/26 - 11/01/30	7	7	(h)
8.50%	04/01/30 - 05/01/30	23	26	(h)
Federal National Mortgage Assoc.
4.00%	05/01/19 - 06/01/19	71	75	(h)
4.50%	05/01/18 - 06/01/40	2,910	3,030	(h)
5.00%	07/01/20 - 06/01/40	1,919	2,035	(h)
5.25%	04/01/37	4	4	(i)
5.50%	04/01/14 - 04/01/38	1,989	2,149	(h)
5.64%	03/01/37	1	1	(i)
6.00%	02/01/14 - 08/01/35	708	779	(h)
6.50%	12/01/14 - 08/01/36	174	192	(h)
7.00%	01/01/16 - 12/01/33	14	16	(h)
7.50%	09/01/13 - 03/01/34	45	53	(h)
8.00%	12/01/11 - 11/01/33	49	57	(h)
8.50%	05/01/31	3	3	(h)
9.00%	04/01/16 - 12/01/22	11	12	(h)
4.50%	TBA	1,988	2,062	(c)
5.00%	TBA	819	874	(c)
6.50%	TBA	490	537	(c)
7.00%	TBA	90	100	(c)
Government National Mortgage Assoc.
4.50%	08/15/33 - 09/15/34	91	95	(h)
5.00%	08/15/33	37	40	(h)

6.00%	04/15/30 - 09/15/36	40	44	(h)
6.50%	06/15/24 - 07/15/36	86	96	(h)
7.00%	03/15/12 - 10/15/36	56	62	(h)
7.50%	07/15/23 - 04/15/28	30	35	(h)
8.00%	05/15/30	1	1	(h)
8.50%	10/15/17	23	26	(h)
9.00%	11/15/16 - 12/15/21	23	26	(h)
5.50%	TBA	50	54	(c)
			13,808

Agency Collateralized Mortgage Obligations—0.4%
Collateralized Mortgage Obligation Trust (Class B)
1.61%	11/01/18	2	2	(d,f,h,q)
Fannie Mae Whole Loan
0.97%	08/25/43	265	8	(g,r)
Federal Home Loan Mortgage Corp.
0.12%	09/25/43	369	4	(g,h,i,r)
8.00%	02/01/23 - 07/01/24	4	1	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC
5.00%	05/15/38	55	59
5.50%	04/15/17	28	1	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 1980) (Class OF)
7.50%	07/15/27	25	6	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2543) (Class LR)
7.50%	01/15/16	2	2	(h)
Federal Home Loan Mortgage Corp. REMIC (Series 2631) (Class DI)
5.50%	06/15/33	66	14	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2642) (Class AW)
4.50%**	03/15/19	5	—	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2643) (Class IM)
4.50%	03/15/18	56	4	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2645) (Class BI)
4.50%	02/15/18	28	2	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2647) (Class DI)
4.50%**	10/15/16	14	—	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2656) (Class IU)
5.00%**	04/15/28	23	—	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2722) (Class PI)
5.00%**	06/15/28	13	—	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2763) (Class JI)
5.00%	10/15/18	44	4	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2781) (Class IC)
5.00%	05/15/18	27	2	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2852) (Class OJ)
9.91%	09/15/34	44	42	(d,f)
Federal Home Loan Mortgage Corp. REMIC (Series 33) (Class 33D)
8.00%	04/15/20	1	1	(h)
Federal Home Loan Mortgage Corp. STRIPS (Class IO)
5.00%	12/01/34	197	36	(g,h,r)
Federal Home Loan Mortgage STRIPS
5.58%	08/01/27	1	1	(d,f,h)
Federal National Mortgage Assoc. REMIC
5.00%	08/25/38	54	58
Federal National Mortgage Assoc. REMIC (Class B)
1.84%	12/25/22	2	2	(d,f,h)
Federal National Mortgage Assoc. REMIC (Class CS)
7.35%**	08/25/16	9	—	(g,h,i,r)

Federal National Mortgage Assoc. REMIC (Class VZ)
5.00%	10/25/35	51	52
Federal National Mortgage Assoc. REMIC (Series 2003)
7.15%	05/25/18	444	52	(g,h,i,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class HI)
5.00%	10/25/22	29	2	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IJ)
5.00%	02/25/32	99	9	(g,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IO)
1.20%	12/25/42	93	2	(g,h,i,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class KI)
4.50%**	05/25/18	15	—	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class SL)
15.85%	03/25/31	55	59	(h,i)
Federal National Mortgage Assoc. REMIC (Series 2008) (Class ZW)
5.00%	07/25/38	44	46
Federal National Mortgage Assoc. STRIPS
5.50%	11/25/39	407	64	(g,r)
6.00%	01/01/35	54	8	(g,r)
Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%	08/01/35	102	18	(g,r)
5.00%	03/25/38	88	13	(g,r)
5.50%	12/01/33	32	5	(g,r)
7.50%	11/01/23	51	9	(g,h,r)
8.00%	08/01/23 - 07/01/24	11	2	(g,h,r)
8.50%**	03/01/17 - 07/25/22	4	—	(g,h,r)
9.00%**	05/25/22	2	—	(g,h,r)
Federal National Mortgage Assoc. STRIPS (Series 364) (Class 1)
4.50%	09/01/35	170	31	(g,r)
Federal National Mortgage Assoc. STRIPS (Series 364) (Class 13)
6.00%	09/01/35	158	22	(g,r)
Federal National Mortgage Assoc. STRIPS (Series 378) (Class 1)
4.50%	01/01/36	137	25	(g,r)
Federal National Mortgage Assoc. STRIPS (Series 387) (Class 1)
5.00%	05/25/38	93	14	(g,r)
Government National Mortgage Assoc.
5.00%	10/20/37 - 09/20/38	345	57	(g,r)
6.10%	08/20/39	497	58	(g,r)
Government National Mortgage Assoc. (Class IC)
5.90%	04/16/37	146	18	(g,r)
Vendee Mortgage Trust
0.39%	04/15/40	274	6	(g,r)
Vendee Mortgage Trust (Class 2003)
0.86%	05/15/33	164	7	(g,r)
			828

Asset Backed—0.8%
Bear Stearns Asset Backed Securities Trust (Series 2003) (Class A)
6.08%	01/25/34	7	5	(d,h,i)
Chase Funding Mortgage Loan Asset-Backed Certificates (Class IIA2)
18.39%	03/25/32	18	12	(d,h,i)
Citicorp Residential Mortgage Securities Inc. (Series 2006) (Class A5)
6.04%	09/25/36	50	44
Countrywide Asset-Backed Certificates
1.21%	05/25/33	3	2	(h,i)
Countrywide Asset-Backed Certificates (Class A)
1.01%	04/25/32	14	8	(h,i)
Countrywide Asset-Backed Certificates (Class AF4)
5.31%	08/25/35	750	690	(i)

Countrywide Asset-Backed Certificates (Class AF6)
4.74%	10/25/35	46	40	(i)
Mid-State Trust (Class A3)
7.54%	07/01/35	10	9	(h,q)
Popular ABS Mortgage Pass-Through Trust (Class AF4)
5.30%	11/25/35	50	43
Residential Asset Mortgage Products Inc. (Class A2)
7.48%	06/25/32	13	10	(d,h,i)
Residential Asset Securities Corp. (Series 2002) (Class A2b)
37.91%	07/25/32	5	2	(d,h,i)
Saxon Asset Securities Trust
5.23%	08/25/35	925	850	(i)
			1,715

Corporate Notes—11.5%
AES El Salvador Trust
6.75%	02/01/16	100	93	(b)
AES Panama S.A.
6.35%	12/21/16	20	21	(b)
Agilent Technologies Inc.
5.50%	09/14/15	40	43
Alliance One International Inc.
10.00%	07/15/16	80	81	(b)
AMC Entertainment Inc.
8.75%	06/01/19	77	77
America Movil SAB de C.V.
5.00%	03/30/20	100	103	(b)
American Tower Corp.
4.63%	04/01/15	38	40
Amsted Industries Inc.
8.13%	03/15/18	93	93	(b)
Anadarko Petroleum Corp.
6.20%	03/15/40	114	90
Anheuser-Busch InBev Worldwide Inc.
5.00%	04/15/20	168	176	(b)
5.38%	11/15/14	130	142	(b)
ARAMARK Corp.
8.50%	02/01/15	142	143
Arizona Public Service Co.
6.25%	08/01/16	80	89	(h)
AT&T Inc.
6.40%	05/15/38	166	183
6.70%	11/15/13	84	97
Avis Budget Car Rental LLC
9.63%	03/15/18	44	44	(b)
Banco do Brasil Cayman
8.50%	10/29/49	100	110	(b)
Banco Mercantil del Norte S.A.
6.14%	10/13/16	12	12	(i)
Bank of America Corp.
4.50%	04/01/15	215	217
5.63%	07/01/20	60	60
5.75%	12/01/17	165	171
6.50%	08/01/16	85	92
BE Aerospace Inc.
8.50%	07/01/18	112	118
BlackRock Inc.
5.00%	12/10/19	76	81

Boise Paper Holdings LLC
8.00%	04/01/20	56	56	(b)
Bombardier Inc.
7.75%	03/15/20	849	881	(b)
Boston Scientific Corp.
4.50%	01/15/15	36	35
CA Inc.
5.38%	12/01/19	98	104
6.13%	12/01/14	31	34
Calpine Corp.
7.25%	10/15/17	15	14	(b)
Cantor Fitzgerald LP
7.88%	10/15/19	62	64	(b)
Cargill Inc.
5.20%	01/22/13	215	232	(b)
6.00%	11/27/17	1	1	(b)
CBS Corp.
5.75%	04/15/20	179	192
CCO Holdings LLC
7.88%	04/30/18	188	189	(b)
8.13%	04/30/20	34	35	(b)
Cellco Partnership
5.55%	02/01/14	6	7
7.38%	11/15/13	76	89
Cenovus Energy Inc.
6.75%	11/15/39	61	70	(b)
Central American Bank for Economic Integration
5.38%	09/24/14	60	64	(b)
Chesapeake Energy Corp.
7.25%	12/15/18	144	149
Cincinnati Bell Inc.
8.25%	10/15/17	110	103
8.75%	03/15/18	66	60
Citigroup Inc.
5.00%	09/15/14	76	76
5.13%	05/05/14	326	332
6.38%	08/12/14	150	159
8.50%	05/22/19	505	602
City National Capital Trust I
9.63%	02/01/40	55	58
Clarendon Alumina Production Ltd.
8.50%	11/16/21	100	101	(b,h)
Comcast Corp.
6.40%	03/01/40	58	62
6.50%	01/15/15	61	70
Community Health Systems Inc.
8.88%	07/15/15	210	217
Consolidated Edison Company of New York Inc.
6.65%	04/01/19	15	18
Consolidated Edison Company of New York Inc. (Series 2008)
5.85%	04/01/18	16	18
Corp Nacional del Cobre de Chile
5.63%	09/21/35	12	12	(b)
Corp Pesquera Inca SAC
9.00%	02/10/17	10	10	(b)
COX Communications Inc.
7.13%	10/01/12	17	19	(h)

Credit Suisse
6.00%	02/15/18	7	7
Credit Suisse AG
5.40%	01/14/20	132	131
Credit Suisse First Boston International for CJSC The EXIM of Ukraine
7.65%	09/07/11	100	99
Crown Castle International Corp.
7.13%	11/01/19	110	108
Crown Castle Towers LLC
6.11%	01/15/40	55	60	(b)
CVS Caremark Corp.
3.25%	05/18/15	60	61
5.75%	06/01/17	46	51
6.13%	09/15/39	208	222
DASA Finance Corp.
8.75%	05/29/18	114	123
Denbury Resources Inc.
8.25%	02/15/20	56	59
DirecTV Holdings LLC
4.75%	10/01/14	109	115
5.20%	03/15/20	129	134
5.88%	10/01/19	70	76
DISH DBS Corp.
7.13%	02/01/16	137	137
Dolphin Energy Ltd.
5.89%	06/15/19	96	99	(b)
El Paso Corp.
8.05%	10/15/30	56	55
EnCana Corp.
6.50%	02/01/38	57	63
European Investment Bank
4.88%	01/17/17	200	223
Exelon Corp.
4.90%	06/15/15	83	89
Exelon Generation Company LLC
5.20%	10/01/19	25	27
6.25%	10/01/39	46	49
Fibria Overseas Finance Ltd.
7.50%	05/04/20	119	121	(b)
Ford Motor Credit Company LLC
7.00%	04/15/15	100	99
Forest Oil Corp.
7.25%	06/15/19	64	62
Gaz Capital SA for Gazprom
9.25%	04/23/19	100	115
Genworth Financial Inc.
8.63%	12/15/16	56	60
GlaxoSmithKline Capital Inc.
4.85%	05/15/13	200	219
Globo Comunicacao e Participacoes S.A.
7.25%	04/26/22	100	104	(b)
Hartford Financial Services Group Inc.
5.50%	03/30/20	114	111
HCA Inc.
9.25%	11/15/16	182	193
Health Management Associates Inc.
6.13%	04/15/16	83	79
Host Hotels & Resorts LP (REIT)
9.00%	05/15/17	71	76

HSBC Finance Corp.
5.00%	06/30/15	226	236
5.70%	06/01/11	130	134
6.75%	05/15/11	50	52
HSBC Holdings PLC
6.50%	05/02/36	256	266
6.80%	06/01/38	100	108
Icahn Enterprises LP
8.00%	01/15/18	72	70	(b)
IIRSA Norte Finance Ltd.
8.75%	05/30/24	112	124	(b,h)
Illinois Power Co.
9.75%	11/15/18	72	95
Ingles Markets Inc.
8.88%	05/15/17	130	132
Intelsat Subsidiary Holding Company S.A.
8.50%	01/15/13	55	55
8.88%	01/15/15	59	60
Intergen N.V.
9.00%	06/30/17	449	447	(b)
International Paper Co.
7.50%	08/15/21	230	269
JP Morgan Chase Capital XXV (Series Y)
6.80%	10/01/37	75	74
JPMorgan Chase & Co.
5.13%	09/15/14	80	85
JPMorgan Chase Bank NA
5.88%	06/13/16	56	61
JPMorgan Chase Capital XXVII
7.00%	11/01/39	88	89
Kraft Foods Inc.
5.38%	02/10/20	156	167
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	376	397
4.13%	10/15/14	199	215
4.50%	07/16/18	124	135
L-3 Communications Corp.
5.88%	01/15/15	67	66
Levi Strauss & Co.
7.63%	05/15/20	100	98	(b)
Lincoln National Corp.
6.25%	02/15/20	38	41
8.75%	07/01/19	109	134
Lloyds TSB Bank PLC
5.80%	01/13/20	149	141	(b)
Majapahit Holding BV
7.25%	10/17/11	100	105	(b)
7.75%	10/17/16 - 01/20/20	200	220	(b)
Merrill Lynch & Company Inc.
6.05%	08/15/12	65	69
6.88%	04/25/18	108	115
Midamerican Energy Holdings Co.
6.13%	04/01/36	45	50	(h)
Morgan Stanley
5.50%	01/26/20	255	247
5.63%	09/23/19	121	117
7.30%	05/13/19	62	67
Motiva Enterprises LLC
6.85%	01/15/40	56	64	(b)

Mylan Inc.
7.88%	07/15/20	78	80	(b)
National Agricultural Cooperative Federation
5.00%	09/30/14	56	58	(b)
Navistar International Corp.
8.25%	11/01/21	62	63
NET Servicos de Comunicacao S.A.
7.50%	01/27/20	100	105	(b)
New Communications Holdings Inc.
8.25%	04/15/17	78	78	(b)
Newmont Mining Corp.
6.25%	10/01/39	134	146
News America Inc.
6.65%	11/15/37	83	93
Nexen Inc.
6.20%	07/30/19	171	192
6.40%	05/15/37	142	148
Nisource Finance Corp.
6.13%	03/01/22	56	60
Noble Group Ltd.
6.75%	01/29/20	100	97	(b)
NRG Energy Inc.
7.38%	02/01/16	100	100
Omnicare Inc.
7.75%	06/01/20	230	235
Pacific Gas & Electric Co.
5.80%	03/01/37	120	130
PacifiCorp
6.25%	10/15/37	102	120
PAETEC Holding Corp.
8.88%	06/30/17	20	20	(b)
Pemex Finance Ltd.
9.03%	02/15/11	12	12	(h)
Pemex Project Funding Master Trust
6.63%	06/15/38	20	20
Petrobras International Finance Co.
5.75%	01/20/20	42	42
Petroleos Mexicanos
4.88%	03/15/15	70	72	(b)
6.00%	03/05/20	20	21	(b)
8.00%	05/03/19	20	24
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	100	94
Pioneer Natural Resources Co.
7.50%	01/15/20	117	121
Plains All American Pipeline LP
4.25%	09/01/12	92	96
Plains Exploration & Production Co.
7.63%	06/01/18	16	16
Power Sector Assets & Liabilities Management Corp.
7.25%	05/27/19	200	221
Principal Financial Group Inc.
8.88%	05/15/19	42	51
Prudential Financial Inc.
3.63%	09/17/12	30	31
3.88%	01/14/15	213	215
5.15%	01/15/13	70	74
7.38%	06/15/19	62	72

QVC Inc.
7.50%	10/01/19	51	50	(b)
RailAmerica Inc.
9.25%	07/01/17	72	75
Republic Services Inc.
5.25%	11/15/21	55	58	(b)
5.50%	09/15/19	86	93	(b)
Reynolds Group Issuer Inc.
7.75%	10/15/16	155	152	(b)
Roche Holdings Inc.
6.00%	03/01/19	44	51	(b)
Rockies Express Pipeline LLC
5.63%	04/15/20	244	232	(b)
RR Donnelley & Sons Co.
4.95%	04/01/14	84	86
7.63%	06/15/20	76	75
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%	05/15/17	100	99	(b)
Sabine Pass LNG LP
7.25%	11/30/13	60	54
7.50%	11/30/16	40	33
SBA Telecommunications Inc.
8.00%	08/15/16	26	27	(b)
8.25%	08/15/19	40	42	(b)
Security Benefit Life Insurance
8.75%	05/15/16	24	21	(b)
Simon Property Group LP (REIT)
5.65%	02/01/20	82	87
Solutia Inc.
7.88%	03/15/20	56	56
Southern Copper Corp.
5.38%	04/16/20	5	5
6.75%	04/16/40	13	13
7.50%	07/27/35	100	108
Talisman Energy Inc.
7.75%	06/01/19	22	27
Telecom Italia Capital S.A.
6.00%	09/30/34	80	69
7.18%	06/18/19	60	65
Telefonica Emisiones SAU
3.73%	04/27/15	76	76
5.13%	04/27/20	76	76
Tesoro Corp. (Series B)
6.63%	11/01/15	157	147
The AES Corp.
8.00%	10/15/17 - 06/01/20	103	104
The Dow Chemical Co.
5.90%	02/15/15	150	164
8.55%	05/15/19	88	108
The Goldman Sachs Group Inc.
5.38%	03/15/20	631	624
The Potomac Edison Co.
5.35%	11/15/14	40	43	(h)
The Travelers Companies Inc.
5.80%	05/15/18	26	29
The Williams Companies Inc.
7.88%	09/01/21	62	71

Time Warner Cable Inc.
5.00%	02/01/20	194	198
6.75%	07/01/18	48	55
7.50%	04/01/14	126	146
Time Warner Inc.
5.88%	11/15/16	166	187
6.20%	03/15/40	58	61
TNK-BP Finance S.A.
6.13%	03/20/12	100	102
7.25%	02/02/20	10	10	(b)
TransDigm Inc.
7.75%	07/15/14	33	33	(b)
UPC Germany GmbH
8.13%	12/01/17	100	98	(b)
USB Capital XIII Trust
6.63%	12/15/39	84	89
Vale Overseas Ltd.
6.88%	11/10/39	14	15
Valero Energy Corp.
6.13%	02/01/20	193	198
Verizon Communications Inc.
6.35%	04/01/19	101	117
6.40%	02/15/38	40	44
6.90%	04/15/38	52	61
8.75%	11/01/18	50	65
Virgin Media Finance PLC
8.38%	10/15/19	100	101
WEA Finance LLC
6.75%	09/02/19	151	168	(b)
7.50%	06/02/14	92	104	(b)
Weatherford International Ltd.
6.50%	08/01/36	58	53
Williams Partners LP
5.25%	03/15/20	130	133	(b)
6.30%	04/15/40	83	83	(b)
Windstream Corp.
7.88%	11/01/17	22	21
Woodside Finance Ltd.
4.50%	11/10/14	131	134	(b)
Woori Bank
4.50%	10/07/15	100	99	(b)
Wyeth
5.50%	03/15/13	120	133
Wynn Las Vegas LLC
7.88%	05/01/20	204	205	(b)
XL Capital Ltd.
5.25%	09/15/14	133	136
Xstrata Finance Canada Ltd.
5.80%	11/15/16	61	65	(b)
			23,382

Non-Agency Collateralized Mortgage Obligations—3.6%
Banc of America Commercial Mortgage Inc.
5.93%	02/10/51	180	188
Banc of America Commercial Mortgage Inc. (Class A4)
5.63%	07/10/46	290	298	(h)
Banc of America Commercial Mortgage Inc. (Class C)
5.88%	04/10/49	100	16	(h,i,q)

Banc of America Funding Corp. (Class B1)
5.45%	03/20/36	49	2	(h,i,q)
Banc of America Mortgage Securities Inc. (Class B1)
5.13%	01/25/36	25	2	(h,i,q)
Banc of America Mortgage Securities Inc. (Class B2)
5.13%**	01/25/36	25	—	(h,i,q)
Bear Stearns Commercial Mortgage Securities (Class A2)
5.58%	03/11/39	39	39	(h,i)
5.63%	04/12/38	40	40	(i)
Bear Stearns Commercial Mortgage Securities (Class A4)
5.33%	02/11/44	80	78
5.47%	01/12/45	100	103
5.69%	06/11/50	620	628	(i)
Bear Stearns Commercial Mortgage Securities (Class AJ)
5.62%	03/11/39	50	43	(i)
5.91%	06/11/40	60	38	(i)
Bear Stearns Commercial Mortgage Securities (Class AM)
5.24%	12/11/38	45	40
5.84%	09/11/42	80	71
5.92%	06/11/50	60	52	(i)
Bear Stearns Commercial Mortgage Securities (Series 2007) (Class D)
6.18%	09/11/42	20	7	(i,q)
Citigroup Commercial Mortgage Trust (Class AJ)
5.92%	03/15/49	60	50	(i)
Citigroup Commercial Mortgage Trust (Series 2006) (Class AJ)
5.48%	10/15/49	50	33
Citigroup Commercial Mortgage Trust (Series 2006) (Class AM)
5.65%	10/15/48	60	52
Commercial Mortgage Pass Through Certificates (Class A4)
5.96%	06/10/46	100	106	(i)
Countrywide Commercial Mortgage Trust (Class A4)
5.70%	09/12/49	100	100
Credit Suisse First Boston Mortgage Securities Corp. (Class CB1)
5.34%	10/25/35	43	3	(h,i,q)
Credit Suisse Mortgage Capital Certificates (Class A3)
5.47%	09/15/39	128	126	(h)
Credit Suisse Mortgage Capital Certificates (Class C)
5.73%	02/15/39	125	75
Credit Suisse Mortgage Capital Certificates (Class CB1)
5.65%	02/25/36	24	2	(h,i,q)
Federal National Mortgage Assoc. REMIC
6.15%	09/25/37	439	49	(g,r)
6.20%	07/25/37	224	28	(g,r)
6.34%	10/25/35	334	43	(g,r)
Federal National Mortgage Assoc. REMIC (Series 2005) (Class SC)
6.33%	10/25/35	477	70	(g,r)
Government National Mortgage Assoc.
1.00%	04/20/40	697	109	(g,r)
6.15%	05/20/40	549	80	(g,r)
Greenwich Capital Commercial Funding Corp.
6.09%	07/10/38	305	319	(i)
Greenwich Capital Commercial Funding Corp. (Class A2)
5.60%	12/10/49	130	135
Greenwich Capital Commercial Funding Corp. (Class A4)
5.74%	12/10/49	269	265
Greenwich Capital Commercial Funding Corp. (Class AM)
6.09%	07/10/38	133	114
GS Mortgage Securities Corp. II (Class A4)
5.55%	04/10/38	50	51	(i)

Indymac INDA Mortgage Loan Trust (Class B1)
5.12%	01/25/36	99	4	(h,i,q)
Indymac INDA Mortgage Loan Trust (Class B2)
5.12%	01/25/36	73	1	(h,i,q)
JP Morgan Chase Commercial Mortgage Securities Corp.
5.41%	05/15/47	110	59
6.06%	04/15/45	80	70
JP Morgan Chase Commercial Mortgage Securities Corp. (Class A4)
5.34%	08/12/37	230	247	(i)
5.44%	06/12/47	140	140
5.79%	02/12/51	390	395	(i)
6.07%	02/12/51	40	39
JP Morgan Chase Commercial Mortgage Securities Corp. (Class AJ)
5.50%	06/12/47	30	18	(i)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class AM)
6.10%	02/12/51	120	102	(i)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class F)
6.40%	02/12/51	30	7	(i,q)
LB-UBS Commercial Mortgage Trust
1.00%	01/15/36	458	20	(h,q)
LB-UBS Commercial Mortgage Trust (Class A4)
4.95%	09/15/30	50	53
5.16%	02/15/31	80	83
5.66%	03/15/39	209	216	(i)
LB-UBS Commercial Mortgage Trust (Class AJ)
6.32%	04/15/41	20	13	(i)
LB-UBS Commercial Mortgage Trust (Class F)
6.45%	07/15/40	50	7	(i,q)
LB-UBS Commercial Mortgage Trust (Series 2001) (Class B)
6.65%	07/14/16	26	27	(h,q)
LB-UBS Commercial Mortgage Trust (Series 2004) (Class X)
0.54%	12/15/39	904	12	(h,i,q)
MASTR Alternative Loans Trust (Series 2003) (Class 15X)
5.00%	08/25/18	31	3	(g,h,q,r)
Merrill Lynch Mortgage Trust (Series 2006) (Class B)
5.84%	05/12/39	54	28
Morgan Stanley Capital I
5.16%	10/12/52	100	105	(i)
5.36%	11/12/41	150	127
5.94%	10/15/42	64	38
Morgan Stanley Capital I (Class A3)
5.71%	07/12/44	100	106	(h)
Morgan Stanley Capital I (Class A31)
5.44%	02/12/44	350	362
Morgan Stanley Capital I (Class A4)
5.45%	02/12/44	139	138	(i)
5.81%	12/12/49	611	633
Morgan Stanley Capital I (Class AJ)
5.39%	11/12/41	162	105	(h,i)
Morgan Stanley Capital I (Class AM)
5.98%	08/12/41	80	74	(i)
6.46%	01/11/43	80	72
Morgan Stanley Capital I (Class B)
5.94%	10/15/42	40	26
Morgan Stanley Capital I (Series 2006) (Class A2)
5.28%	12/15/43	58	59	(h)
OBP Depositor LLC Trust
4.65%	07/15/45	50	50	(b)

Opteum Mortgage Acceptance Corp. (Class A1A)
15.85%	02/25/35	105	93	(d,h,i)
Residential Accredit Loans Inc.
6.00%**	01/25/36	61	—	(h,q)
Structured Asset Securities Corp.(Series 1996) (Class X1)
2.11%**	02/25/28	40	—	(i,q)
Wachovia Bank Commercial Mortgage Trust
6.22%	06/15/45	50	22
Wachovia Bank Commercial Mortgage Trust (Class A3)
5.25%	12/15/43	80	80
Wachovia Bank Commercial Mortgage Trust (Class AM)
5.47%	01/15/45	80	69	(i)
Wachovia Bank Commercial Mortgage Trust (Series 2006) (Class AJ)
6.19%	06/15/45	30	21	(i)
WAMU Commercial Mortgage Securities Trust (Series 2005) (Class AJ)
3.52%	05/25/36	80	81	(b,d)
Wells Fargo Mortgage Backed Securities Trust (Class B1)
5.50%	01/25/36	100	14	(h,q)
Wells Fargo Mortgage Backed Securities Trust (Class B2)
5.50%	03/25/36	94	4	(h,q)
			7,278

Sovereign Bonds—0.9%
Government of Belize
6.00%	02/20/29	19	14	(j)
Government of Brazil
8.00%	01/15/18	124	143
8.25%	01/20/34	56	74
Government of Colombia
6.13%	01/18/41	100	101
Government of Costa Rica
10.00%	08/01/20	25	34	(b)
Government of El Salvador
7.65%	06/15/35	20	21	(b)
Government of Grenada
2.50%	09/15/25	5	2	(b,j)
Government of Hungary
4.75%	02/03/15	100	99
Government of Indonesia
11.63%	03/04/19	100	144	(b)
Government of Lebanon
6.38%	03/09/20	37	37
Government of Lithuania
7.38%	02/11/20	100	106	(b)
Government of Panama
6.70%	01/26/36	29	32
Government of Peruvian
6.55%	03/14/37	81	90
Government of Philippine
6.38%	10/23/34	300	300
Government of Poland
6.38%	07/15/19	7	8
Government of Turkey
5.63%	03/30/21	100	99
6.75%	05/30/40	100	100
Government of Uruguay
6.88%	09/28/25	20	22

Government of Venezuela
1.31%	04/20/11	11	10	(i)
5.38%	08/07/10	74	73
10.75%	09/19/13	33	29
Province of Manitoba Canada
4.90%	12/06/16	60	68	(h)
Province of Quebec Canada
7.50%	09/15/29	90	124
Republic of Dominican
9.50%	09/27/11	32	34
Russian Foreign Bond—Eurobond
7.50%	03/31/30	63	71	(j)
United Mexican States
5.13%	01/15/20	33	34
			1,869

Municipal Bonds and Notes—0.1%
American Municipal Power-Ohio Inc.
6.05%	02/15/43	48	48
Municipal Electric Authority of Georgia
6.64%	04/01/57	86	83
New Jersey State Turnpike Authority
7.41%	01/01/40	20	24
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15	16
			171

Total Bonds and Notes			58,144
(Cost $57,448)

		Number of Shares
Exchange Traded Funds—0.5%
Financial Select Sector SPDR Fund		13,289	184	(p)
Industrial Select Sector SPDR Fund		28,867	793	(p)
iShares MSCI Emerging Markets Index Fund		1,479	55

Total Exchange Traded Funds			1,032
(Cost $1,328)

Other Investments—0.1%
GEI Investment Fund			202	(k)
(Cost $232)

Total Investments in Securities			175,473
(Cost $184,073)

Short-Term Investments—14.1%
GE Money Market Fund Institutional Class
0.05%			28,795	(d,k)
(Cost $28,795)

Total investments			204,268
(Cost $212,868)

Liabilities in Excess of Other Assets, net—(0.4)%			(752)

NET ASSETS —100.0%			$203,516

Other Information

The Fund had the following long futures contracts open at June 30, 2010 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
DJ Euro Stoxx 50 Index Futures	September 2010	18	$566	$2
FTSE 100 Index Futures	September 2010	4	292	(1)
Russell 2000 Mini Index Futures	September 2010	72	4,376	(307)
Topix Index Futures	September 2010	2	190	—
2 Yr. U.S. Treasury Notes Futures	September 2010	33	7,221	7
5 Yr. U.S. Treasury Notes Futures	September 2010	66	7,811	123

The Fund had the following short futures contracts open at June 30, 2010 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Emini Index Futures	September 2010	12	$(616)	$47
Ultra Long U.S. Treasury Bond Futures	September 2010	2	(272)	(14)
10 Yr. U.S. Treasury Notes Futures	September 2010	143	(17,524)	(367)

				$(510)

The Elfun Diversified Fund was invested in the following countries at June 30, 2010 (unaudited):

Country	Percentage (based on Market Value)
United States	70.24%
United Kingdom	4.47%
Japan	3.03%
Germany	2.99%
Canada	2.55%
France	2.49%
Switzerland	2.07%
Brazil	1.45%
China	1.42%
South Korea	1.07%
Taiwan	1.02%
Netherlands	0.88%
Spain	0.66%
Russian Federation	0.60%
India	0.50%
Italy	0.49%
Australia	0.42%
South Africa	0.41%
Mexico	0.35%
Philippines	0.32%
Indonesia	0.25%

Hong Kong	0.24%
Sweden	0.23%
Denmark	0.20%
Turkey	0.17%
Peru	0.16%
Ireland	0.15%
Snat	0.14%
Chile	0.12%
Bermuda	0.06%
El Salvador	0.06%
Finland	0.06%
Bolivarian Republic Of Venezuela	0.05%
Colombia	0.05%
Czech Republic	0.05%
Egypt	0.05%
Hungary	0.05%
Jamaica	0.05%
Lithuania	0.05%
Thailand	0.05%
Trinidad And Tobago	0.05%
Ukraine	0.05%
United Arab Emirates	0.05%
Kazakhstan	0.03%
Misc - Emg	0.03%
Panama	0.03%
Costa Rica	0.02%
Dominican Republic	0.02%
Lebanon	0.02%
Austria	0.01%
Belize	0.01%
Uruguay	0.01%
Grenada	0.00%
Malaysia	0.00%
Poland	0.00%

100.00%

The Elfun Diversified Fund was invested in the following categories at June 30, 2010 (unaudited):

Industry	Domestic Percentage (based on Market Value)	Foreign Percentage (based on Market Value)	Total Percentage (based on Market Value)
Oil, Gas & Consumable Fuels	1.73%	2.06%	3.79%
Commercial Banks	0.35%	3.22%	3.57%
Capital Markets	1.69%	0.76%	2.45%
Metals & Mining	0.49%	1.85%	2.34%
Insurance	1.17%	1.09%	2.26%
Communications Equipment	1.28%	0.89%	2.17%
Software	1.81%	0.33%	2.14%
Chemicals	0.78%	1.35%	2.13%
Semiconductors & Semiconductor Equipment	0.93%	1.00%	1.93%
Media	1.71%	0.21%	1.92%
Healthcare Equipment & Supplies	1.32%	0.49%	1.81%
Wireless Telecommunication Services	1.00%	0.80%	1.80%
Food Products	0.65%	0.98%	1.63%

Diversified Financial Services	1.31%	0.31%	1.62%
Biotechnology	1.55%	0.00%	1.55%
IT Services	1.19%	0.32%	1.51%
Pharmaceuticals	0.59%	0.90%	1.49%
Specialty Retail	0.96%	0.33%	1.29%
Aerospace & Defense	0.72%	0.46%	1.18%
Household Products	0.53%	0.63%	1.16%
Beverages	0.98%	0.15%	1.13%
Industrial Conglomerates	0.09%	0.96%	1.05%
Energy Equipment & Services	1.05%	0.00%	1.05%
Internet Software & Services	0.48%	0.46%	0.94%
Healthcare Providers & Services	0.85%	0.08%	0.93%
Electric Utilities	0.74%	0.12%	0.86%
Commercial Services & Supplies	0.54%	0.31%	0.85%
Life Sciences Tools & Services	0.85%	0.00%	0.85%
Automobiles	0.00%	0.85%	0.85%
Machinery	0.46%	0.35%	0.81%
Food & Staples Retailing	0.13%	0.64%	0.77%
Computers & Peripherals	0.72%	0.00%	0.72%
Multi-Utilities	0.17%	0.40%	0.57%
Electronic Equipment, Instruments & Components	0.14%	0.41%	0.55%
Real Estate Management & Development	0.30%	0.24%	0.54%
Exchange Traded Funds	0.48%	0.00%	0.48%
Construction & Engineering	0.00%	0.48%	0.48%
Diversified Telecommunication Services	0.24%	0.15%	0.39%
Multiline Retail	0.38%	0.00%	0.38%
Textiles, Apparel & Luxury Goods	0.16%	0.22%	0.38%
Professional Services	0.15%	0.22%	0.37%
Electrical Equipment	0.00%	0.35%	0.35%
Hotels, Restaurants & Leisure	0.31%	0.00%	0.31%
Trading Companies & Distributors	0.07%	0.16%	0.23%
Marine	0.00%	0.20%	0.20%
Tobacco	0.17%	0.00%	0.17%
Construction Materials	0.00%	0.16%	0.16%
Personal Products	0.15%	0.00%	0.15%
Real Estate Investment Trusts (REIT’s)	0.15%	0.00%	0.15%
Road & Rail	0.14%	0.00%	0.14%
Thrifts & Mortgage Finance	0.13%	0.00%	0.13%
Household Durables	0.05%	0.07%	0.12%
Water Utilities	0.12%	0.00%	0.12%
Building Products	0.00%	0.07%	0.07%
Gas Utilities	0.06%	0.00%	0.06%
Healthcare Technology	0.06%	0.00%	0.06%
Independent Power Producers & Energy Traders	0.04%	0.02%	0.06%
Paper & Forest Products	0.04%	0.00%	0.04%
Banking	0.04%	0.00%	0.04%
Air Freight & Logistics	0.04%	0.00%	0.04%
Diversified Consumer Services	0.00%	0.03%	0.03%
Transportation Infrastructure	0.00%	0.02%	0.02%

			57.34%

Sector	Percentage (based on Market Value)
Corporate Notes	11.45%
Agency Mortgage Backed	6.76%
U.S. Treasuries	4.45%
Non-Agency Collateralized Mortgage Obligations	3.56%
Sovereigns	0.91%
Asset Backed	0.84%
Agency Collateralized Mortgage Obligations	0.41%
Municipal Bonds and Notes	0.08%

28.46%

Short Term and Other Investments	Percentage (based on Market Value)
Short-Term	14.10%
Other Investments	0.10%

14.20%

100.00%

Notes to Schedules of Investments (dollars in thousands)—June 30, 2010 (unaudited)

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities amounted to $7,266; $8,176; $38,679 and $17,397 or 3.57%, 0.45%, 11.09% and 8.19% of the net assets of the Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Money Market Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At June 30, 2010, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at June 30, 2010.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Funds-GE Money Market Fund.

(l)	Escrowed to maturity Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(m)	Pre refunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(n)	The security is insured by AGC, AMBAC, AGM, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of June 30, 2010 (as a percentage of net assets) as follows:

AMBAC	8.56%

AGM	8.29%

MBIA	6.15%

(o)	Securities in default.

(p)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(q)	Illiquid Securities. At June 30, 2010, these securities amounted to $1,011 and $142 or 0.29% and 0.07% of Net Assets for the Elfun Income and Elfun Diversified Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(r)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

†	Percentages are based on net assets as of June 30, 2010.

*	Less than 0.1%

**	Amount is less than $1.00.

Abbreviations:

ADR	American Depositary Receipt

AMBAC	AMBAC Indemnity Corporation

FGIC	Financial Guaranty Insurance Corporation

FSA	Financial Security Assurance

GDR	Global Depositary Receipt

MBIA	Municipal Bond Investors Assurance Corporation

Regd.	Registered

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard & Poor’s Depository Receipts

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced

Security Valuation and Transactions

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. These securities are included in Level 2. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations and would be classified in Level 3. A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and are included in Level 2. Short-term investments of sufficient quality with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized costs, which approximates market value and these are also included in Level 2.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In those circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Funds’ fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service. In those circumstances the Fund classifies the investment securities in Level 3.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Fair Value Disclosure

The Funds adopted ASC 820, Fair Valuation Measurements and Disclosures effective October 2008, for all financial instruments accounted for at fair value.

For financial assets and liabilities, fair value is the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

The following tables present the Funds’ investments measured at fair value on a recurring basis at June 30, 2010:

Elfun Diversified Fund
	Level 1	Level 2		Level 3	Total
Investments in Securities
Domestic Equity	$64,743	$—		$—	$64,743
Foreign Equity	8,643	41,390	‡	—	50,033
Bonds and Notes—U.S. Treasuries	—	9,093		—	9,093
Bonds and Notes—Agency Mortgage Backed	—	13,808		—	13,808
Bonds and Notes—Agency Collateralized Mortgage Obligations	—	571		257	828
Bonds and Notes—Asset Backed	—	1,715		—	1,715
Bonds and Notes—Corporate Notes	—	23,382		—	23,382
Bonds and Notes—Non-Agency Collateralized Mortgage Obligations	—	7,277		1	7,278
Bonds and Notes—Sovereign Bonds	—	1,869		—	1,869
Bonds and Notes—Municipal Notes and Bonds	—	171		—	171
Exchange Traded Funds	1,032	—		—	1,032
Preferred Stock	686	624	‡	—	1,310
Rights	—	9	‡	—	9
Other Investments	—	202		—	202
Short-Term Investments	28,795	—		—	28,795

Total Investments in Securities	$103,899	$100,111		$258	$204,268

Other Financial Instruments
Futures Contracts—Unrealized Appreciation	$179	$—		$—	$179
Futures Contracts—Unrealized Depreciation	(689)	—		—	(689)

Total Other Financial Instruments	$(510)	$—		$—	$(510)

‡	At June 30, 2010, the foreign securities were valued with the assistance of an independent fair value pricing services, causing securities to move from Level 1 to Level 2

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended June 30, 2010:

	Bonds and Notes - Agency Mortgage Backed	Bonds and Notes - Agency Collateralized Mortgage	Bonds and Notes - Asset Backed	Bonds and Notes - Corporate Notes	Bonds and Notes - Non- Agency Collateralized Mortgage	Total
Balance at 12/31/09	$1,581	637	$—	$111	86	$2,415
Accrued discounts/premiums	—	(17)	—	—	—	(17)
Realized gain (loss)	7	25	—	—	(62)	(30)
Change in unrealized gain (loss)	(5)	(50)	—	—	72	17
Net purchases (sales)	(1,490)	(432)	—	—	(13)	(1,935)
Net transfers in and out of Level 3	(93)	94	—	(111)	(82)	(192)
Balance at 06/30/10	$—	$257	$—	$—	$1	$258
Change in unrealized gain (loss) relating to securities still held at 06/30/10	$—	$(18)	$—	$—	$25	$7

Transfers in and out of Level 3 are considered to occur at the beginning of the period.

Derivatives Disclosure

The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default.

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure.

	Asset Derivatives June 30, 2010			Liability Derivatives June 30, 2010
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Assets and Liabilities	Fair Value		Location in the Statements of Assets and Liabilities	Fair Value
Elfun Diversified Fund
Equity Contracts	Receivables, Net Assets—Net Unrealized Appreciation/ (Depreciaton) on Futures	49	*	Liabilities, Net Assets— Net Unrealized Appreciation/ (Depreciation) on Futures	(308	) *
Interest Rate Contracts	Receivables, Net Assets— Net Unrealized Appreciation/ (Depreciation) on Futures	130	*	Liabilities, Net Assets— Net Unrealized Appreciation/ (Depreciation) on Futures	(381	) *

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Diversified Fund

By:	/S/ JAMES W. IRELAND
James W.Ireland
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ JAMES W. IRELAND
James W.Ireland
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 19, 2010

By:	/S/ EUNICE TSANG
Eunice Tsang
Treasurer, Elfun Funds

Date: August 19, 2010